Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER QUEST FOR VALUE FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 26, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2016